Jul. 27, 2020
Cambiar Global Ultra Focus Fund

THE ADVISORS' INNER CIRCLE FUND

Cambiar Opportunity Fund

Cambiar International Equity Fund

Cambiar Small Cap Fund

Cambiar Aggressive Value Fund

Cambiar SMID Fund

Cambiar Global Equity Fund

Cambiar International Small Cap Fund

(the "Funds")

Supplement dated July 27, 2020

to the Funds' Prospectus

dated March 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately:

1.	The paragraph preceding the fee table for each Fund except the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

2.	The paragraph preceding the fee table for the Cambiar International Small Cap Fund is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-031-0100